Segment Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
We have identified two distinct services that constitute our reportable segments: “FLNG” and “Corporate and other”. Our key performance indicator is Adjusted EBITDA.

A reconciliation of net income to Adjusted EBITDA for the six months ended June 30, 2026 and 2025 is as follows:

(in thousands of $)	2026	2025
Net income	157,639	43,718
Income tax expense (1)	2,647	618
Income before income tax	160,286	44,336
Depreciation and amortization	30,554	24,844
Unrealized loss on oil and gas derivative instruments (note 7)	4,625	59,817
Other non-operating income (2)	(658)	(29,981)
Interest income	(19,437)	(14,522)
Interest expense, net (3)	46,549	—
(Gains)/losses on derivative instruments, net (note 8)	(10,475)	10,638
Other financial items, net (note 8)	2,866	3,265
Net income from equity method investments (note 13)	(2,182)	(10,287)
Sales-type lease receivable in excess of interest income (12)	20,813	2,081
Adjusted EBITDA	232,941	90,191
(1) Includes taxes relating to FLNG Gimi's operations under the lease and operate agreement (“LOA”) which are reimbursed by bp, with the corresponding income recognized within sales-type lease revenue and vessel management fees.
(2) Includes gains/(losses) on disposals of investments and other non-operating items. During the six months ended June 30, 2026, this primarily comprised a $3.1 million gain on the disposal of our 2.69% interest in OLT Offshore LNG Toscana S.p.A.,which had been fully impaired in 2019, partially offset by a $2.7 million loss on the disposal of our investment in Gaslin S.r.l. During the six months ended June 30, 2025, this primarily comprised a $30.0 million gain on the deemed sale of FLNG Gimi upon commencement of the 20-year lease with bp following commencement of commercial operations (note 5).
(3) Includes interest incurred on the Company's debt facilities, including the amortization of deferred financing costs. Borrowing costs directly attributable to qualifying assets are capitalized (note 15).
Our two distinct reportable segments are as follows:
•FLNG – includes the operations of our FLNG vessels and projects. We convert LNG carriers into FLNG vessels or build new FLNG vessels and subsequently contract them to third parties. We currently have two operational FLNGs, the FLNG Hilli and the FLNG Gimi. We also have one FLNG undergoing conversion, the FLNG Esperanza (note 12).
•Corporate and other – includes our legacy shipping segment activities, vessel management, floating storage and regasification unit (“FSRU”) services for third parties, LNG carrier transportation operations, administrative services to affiliates and third parties, our corporate overhead costs and other strategic investments.

	Six months ended June 30, 2026
(in thousands of $)	FLNG	Corporate and other (4)	Total Segment Reporting	Elimination	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	111,787	—	111,787	—	111,787
Sales-type lease revenue	98,326	—	98,326	—	98,326
Vessel management fees and other revenues	50,957	6,963	57,920	—	57,920
Total operating revenues	261,070	6,963	268,033	—	268,033
Vessel operating expenses (5)(6)	(78,049)	(2,849)	(80,898)	—	(80,898)
Administrative expenses (7) (8)	(442)	(21,555)	(21,997)	—	(21,997)
Project development expenses (9)	(4,478)	(2)	(4,480)	—	(4,480)
Realized gain on oil and gas derivative instruments, net (note 7)	47,042	—	47,042	—	47,042
Other operating income/(loss) (10) (11)	4,754	(326)	4,428	—	4,428
Sales-type lease receivable in excess of interest income (12)	20,813	—	20,813	(20,813)	—
Adjusted EBITDA	250,710	(17,769)	232,941	(20,813)	212,128

Net (loss)/income from equity method investments (note 13)	(82)	2,264	2,182	—	2,182

Balance Sheet:	June 30, 2026
(in thousands of $)	FLNG	Corporate and other (4)	Total assets
Total assets	4,519,737	822,314	5,342,051
Equity method investments (note 13)	69,473	7,385	76,858

	Six months ended June 30, 2025
(in thousands of $)	FLNG	Corporate and other (4)	Total Segment Reporting	Elimination	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	112,200	—	112,200	—	112,200
Sales-type lease revenue	8,219	—	8,219	—	8,219
Vessel management fees and other revenues	4,381	12,499	16,880	—	16,880
Time and voyage charter revenues	—	876	876	—	876
Total operating revenues (note 5)	124,800	13,375	138,175	—	138,175
Vessel operating expenses (5)	(45,257)	(15,480)	(60,737)	—	(60,737)
Administrative expenses (7)	(648)	(15,411)	(16,059)	—	(16,059)
Project development expenses (9)	(6,513)	(2,575)	(9,088)	—	(9,088)
Realized gain on oil and gas derivative instruments, net (note 7)	37,447	—	37,447	—	37,447
Other operating loss (11) (13)	—	(1,628)	(1,628)	—	(1,628)
Sales-type lease receivable in excess of interest income (12)	2,081	—	2,081	(2,081)	—
Adjusted EBITDA	111,910	(21,719)	90,191	(2,081)	88,110

Net income from equity method investments (note 13)	—	10,287	10,287	—	10,287

Balance Sheet:	December 31, 2025
(in thousands of $)	FLNG	Corporate and other (4)	Total assets
Total assets	4,197,705	1,127,896	5,325,601
Equity method investments (note 13)	29,426	15,585	45,011
(4) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(5) Includes crew, repairs and maintenance, spares, stores and consumables and insurance costs. In relation to our vessel operation and maintenance services, we may arrange for goods or services to be provided on behalf of the customer. Amounts relating to these arrangements are presented on a net basis.
(6) In connection with FLNG Hilli’s planned departure from Cameroon in July 2026, we accrued $4.8 million of employee-related termination benefits under local labor laws during the six months ended June 30, 2026.
(7) Includes employee compensation and benefits, audit and accounting fees, legal fees and other corporate costs, which are managed centrally under our “Corporate and other” segment.
(8) In March 2026, we completed the buy-out of our UK defined benefit pension scheme through the purchase of individual annuity contracts, resulting in a settlement of the plan obligations and the recognition of a settlement loss of $2.4 million in “Administrative expenses”.
(9) Includes costs incurred for early-stage development activities, feasibility studies, and business development efforts for projects not yet at Final Investment Decision (“FID”) stage.
(10) Includes $4.0 million in relation to the reimbursement for gas generator, and capital spares and consumables procured during the conversion and commissioning of the FLNG Gimi in connection with the LOA and a $0.8 million reimbursement following the final reconciliation of pre-COD fuel purchases during the six months ended June 30, 2026.
(11) As of June 30, 2026 and 2025, management evaluated the expected credit losses related to its shareholder loan to Higas Holdings Limited (“Higas”) (note 20). Based on our assessment of Higas’ financial condition and the continued uncertainty regarding Higas’ potential inclusion to Sardinia’s regulatory framework as of the reporting date, allowance for credit losses of $0.3 million and $1.1 million were recognized in “Other operating loss” in the unaudited consolidated statements of operations for the six months ended June 30, 2026 and 2025, respectively.
(12) Amounts recognized as revenue is analogous to the interest income component earned, while the principal amortization is treated as a reduction to the lease receivable balance presented in “Net investment in sales-type lease” in the unaudited consolidated balance sheet. “Sales-type lease receivable in excess of interest income” represents the lease receivable principal amortization component of the total amounts invoiced under the FLNG Gimi sales-type lease which commenced in June 2025. We included the total invoiced amounts comprising both interest income and principal repayment in our FLNG Adjusted EBITDA to reflect the total cash earnings and economic performance of the FLNG Gimi (note 5.2). This amount is eliminated from the unaudited consolidated statements of operations in accordance with U.S. GAAP.
(13) In March 2025, we completed the sale of our remaining LNG carrier, the Golar Arctic including its unused fuel onboard for a net consideration of $24.8 million resulting in a loss on disposal of $0.5 million recognized in “Other operating loss” in the unaudited consolidated statement of operations.